GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2022 (Unaudited)

Shares	Common Stocks: 99.5%	Value
	Application Software: 3.8%
23,993	Microsoft Corp.	$7,397,282

	Athletic Footwear: 3.2%
46,816	NIKE Inc.	6,299,561

	Cable/Satellite TV: 3.0%
124,244	Comcast Corp. - Class A	5,817,104

	Commercial Services: 2.3%
37,974	PayPal Holdings, Inc.*	4,391,693

	Computers: 4.3%
47,934	Apple Inc.	8,369,756

	Diversified Manufacturing Operations: 6.9%
22,380	Danaher Corp.	6,564,725
11,802	Thermo Fisher Scientific Inc.	6,970,851
		13,535,576
	E-Commerce: 3.4%
2,052	Amazon.com Inc.*	6,689,417

	Electronic Components - Semiconductor: 12.9%
89,931	Amphenol Corporation	6,776,301
163,550	Infineon Technologies AG	5,568,721
24,344	NVIDIA Corp.	6,642,504
4,295	Samsung Electronics Co., Ltd. - GDR	6,077,253
		25,064,779
	Enterprise Software/Services: 5.6%
11,753	Adobe Inc.*	5,354,902
49,301	SAP SE	5,480,872
		10,835,774
	Finance - Other Services: 10.9%
58,364	Intercontinental Exchange, Inc.	7,711,052
19,371	Mastercard Inc .	6,922,808
30,158	Visa Inc.	6,688,140
		21,322,000
	Internet Content: 2.3%
19,970	Meta Platforms Inc. - Class A*	4,440,529

	Machinery - Electric Utility: 3.4%
202,207	ABB Ltd.	$6,553,230

	Machinery: 3.6%
15,019	Roper Industries, Inc.	7,092,422

	Metal Instrument: 3.1%
53,986	Medtronic PLC	5,989,747

	Networking Products: 3.5%
122,520	Cisco Systems Inc.	6,831,715

	Pharmaceutical: 4.3%
113,675	Bristol-Myers Squibb Co	8,301,685

	Power Conversion/Supply Equipment: 3.5%
40,434	Schneider Electric SE	6,791,046

	Retail - Apparel: 2.3%
371,000	ANTA Sports Products Ltd.	4,616,253

	Semiconductor: 13.6%
51,189	Applied Materials Inc.	6,746,710
19,602	KLA-Tencor Corp.	7,175,508
11,609	Lam Research Corp.	6,241,115
60,790	Taiwan Semiconductor - ADR	6,337,965
		26,501,298
	Web Portals: 3.6%
2,504	Alphabet Inc. - A Shares*	6,964,501

	Total Common Stocks	$193,805,368
	(cost $104,017,910)

	Total Investments in Securities	193,805,368
	(cost $104,017,910): 99.5%

	Other Assets less Liabilities: 0.5%	1,003,321

	Net Assets: 100.0%	$194,808,689

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company